Consolidated Statement of Cash Flows - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
OPERATING ACTIVITIES
Profit from continuing operations		$ (3,744)	$ 6,406	[1]
Depreciation, amortization and impairment		2,402	2,265	[2],[3]
Impairment losses on goodwill		2,500
Impairment losses on receivables, inventories and other assets		237	54	[2],[3]
Additions/(reversals) in provisions and employee benefits		186	87	[2],[3]
Net finance cost/(income)		5,592	169	[2],[3]
Loss/(gain) on sale of property, plant and equipment and intangible assets		(4)	(29)	[2],[3]
Loss/(gain) on sale of subsidiaries, associates and assets held for sale		4
Equity-settled share-based payment expense		(18)	180	[2],[3]
Income tax expense		492	1,565	[2],[3]
Other non-cash items included in profit		(194)	(250)	[2],[3]
Share of result of associates and joint ventures		(33)	(62)	[2],[3]
Cash flow from operating activities before changes in working capital and use of provisions		7,420	10,385	[2],[3]
Decrease/(increase) in trade and other receivables		15	(237)	[2],[3]
Decrease/(increase) in inventories		(487)	(409)	[2],[3]
Increase/(decrease) in trade and other payables		(2,228)	(885)	[2],[3]
Pension contributions and use of provisions		(327)	(279)	[2],[3]
Cash generated from operations		4,393	8,575	[2],[3]
Interest paid		(2,203)	(2,406)	[2],[3]
Interest received		172	244	[2],[3]
Dividends received		30	137	[2],[3]
Income tax paid		(1,357)	(1,967)	[2],[3]
Cash flow from operating activities on Australia discontinued operations		84	314	[2],[3]
Cash flow from operating activities		1,119	4,897	[2],[3]
INVESTING ACTIVITIES
Acquisition of property, plant and equipment and of intangible assets		(1,580)	(1,710)	[2],[3]
Proceeds from sale of property, plant and equipment and of intangible assets		56	222	[2],[3]
Acquisition of subsidiaries, net of cash acquired		(204)	(337)	[2],[3]
Sale of other subsidiaries, net of cash disposed of	[2],[3]		92
Net proceeds from sale/(acquisition) of other assets		(30)	(6)	[2],[3]
Proceeds from Australia divestiture (discontinued operations)		10,838
Cash flow from investing activities on Australia discontinued operations		(13)	(16)	[2],[3]
Cash flow from investing activities		9,067	(1,755)	[2],[3]
FINANCING ACTIVITIES
(Purchase)/sale of non-controlling interest		0	0	[1]
Proceeds from borrowings		14,522	22,012	[2],[3]
Payments on borrowings		(4,328)	(20,602)	[2],[3]
Cash net finance (cost)/income other than interests		(457)	(781)	[2],[3]
Payment of lease liabilities		(280)	(225)	[2],[3]
Dividends paid		(1,219)	(2,389)	[2],[3]
Cash flow from financing activities on Australia discontinued operations		(6)	(13)	[2],[3]
Cash flow from financing activities		8,231	(1,998)	[2],[3]
Net increase/(decrease) in cash and cash equivalents		18,416	1,144	[2],[3]
Cash and cash equivalents less bank overdrafts at beginning of year		7,169	6,960	[2],[3]
Effect of exchange rate fluctuations		(720)	(29)	[2],[3]
Cash and cash equivalents less bank overdrafts at end of period		$ 24,865	$ 8,075	[2],[3]

[1]	The unaudited condensed consolidated interim income statement for the six-month period ended 30 June 2019 has been restated to reflect the classification of the Australian operations as discontinued operations.
[2]	The unaudited condensed consolidated interim statement of cash flows for the six-month period ended 30 June 2019 has been restated to reflect the classification of the Australian operations as discontinued operations.
[3]	The unaudited condensed consolidated interim statement of cash flows for the six-month period ended 30 June 2020 has been presented to include operating, investing and financing activities from discontinued operations separately in the cashflow statement. The unaudited condensed consolidated interim statement of cash flows for the six-month period ended 30 June 2019 has been restated to reflect this change in presentation.